UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Credit Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2025 to August 31, 2025

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2025

Voya Credit Income Fund

This report is intended for existing current holders. It is not a prospectus. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2025 (Unaudited)

ASSETS:
Investments in securities at fair value*	$124,014,278
Short-term investments at fair value†	547,291
Cash	11,600
Receivables:
Investment securities sold	639,391
Fund shares sold	477,744
Dividends	1,165
Interest	1,207,826
Prepaid expenses	61,770
Reimbursement due from Investment Adviser	21,479
Other assets	28,002
Total assets	127,010,546

LIABILITIES:
Notes payable	22,258,614
Income distribution payable	728,528
Payable for investment securities purchased	4,687,974
Payable for investment management fees	83,004
Payable for distribution and shareholder service fees	20,120
Payable to trustees under the deferred compensation plan (Note 9)	28,002
Payable for trustee fees	250
Other accrued expenses and liabilities	251,373
Unfunded loan commitments (Note 8)	186,373
Total liabilities	28,244,238
NET ASSETS	$98,766,308

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$221,646,339
Total distributable loss	(122,880,031)
NET ASSETS	$98,766,308

* Cost of investments in securities	$123,905,918
† Cost of short-term investments	$547,291

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2025 (Unaudited)(continued)

Class A
Net assets	$87,660,725
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	9,205,238
Net asset value and redemption price per share†	$9.52
Maximum offering price per share (2.50%)(1)	$9.76

Class C
Net assets	$2,405,138
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	253,334
Net asset value and redemption price per share†	$9.49

Class I
Net assets	$5,941,656
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	627,080
Net asset value and redemption price per share	$9.48

Class W
Net assets	$2,758,789
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	289,439
Net asset value and redemption price per share	$9.53

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$43,120
Interest	5,316,153
Total investment income	5,359,273

EXPENSES:
Investment management fees	517,742
Distribution and shareholder service fees:
Class A	111,471
Class C	10,456
Transfer agent fees:
Class A	56,114
Class C	1,753
Class I	4,226
Class W	1,778
Shareholder reporting expense	37,649
Registration fees	30,310
Professional fees	74,605
Custody and accounting expense	15,579
Trustee fees	1,252
Proxy and solicitation costs (Note 9)	20,000
Miscellaneous expense	30,018
Interest expense	859,443
Total expenses	1,772,396
Waived and reimbursed fees	(136,635)
Net expenses	1,635,761
Net investment income	3,723,512

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(548,474)
Net change in unrealized appreciation (depreciation) on investments	195,674
Net realized and unrealized loss	(352,800)
Increase in net assets resulting from operations	$3,370,712

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
FROM OPERATIONS:
Net investment income	$3,723,512	$9,015,273
Net realized loss	(548,474)	(651,770)
Net change in unrealized appreciation (depreciation)	195,674	704,007
Increase in net assets resulting from operations	3,370,712	9,067,510

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(3,696,856)	(8,425,566)
Class C	(108,541)	(323,213)
Class I	(263,933)	(630,849)
Class W	(120,671)	(272,492)
Total distributions	(4,190,001)	(9,652,120)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,199,568	4,526,747
Reinvestment of distributions	1,469,452	3,378,745
	3,669,020	7,905,492
Cost of shares redeemed	(8,002,603)	(18,553,993)
Net decrease in net assets resulting from capital share transactions	(4,333,583)	(10,648,501)
Net decrease in net assets	(5,152,872)	(11,233,111)

NET ASSETS:
Beginning of year or period	103,919,180	115,152,291
End of year or period	$98,766,308	$103,919,180

See Accompanying Notes to Financial Statements

STATEMENT OF CASH FLOWS for the six months ended August 31, 2025 (Unaudited)

Cash Provided By Operating Activities:
Net Increase in net assets resulting from operations	$3,370,712
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds on sale of long-term investments	54,001,448
Purchases of long-term investments	(28,844,297)
Net proceeds from sales (purchases) of short-term investments	(272,692)
Net amortization of premium and accretion of discount on investments	(695,698)
Net realized gain on sale of investments	548,474
Net change in unrealized appreciation or depreciation on investments	(195,674)
Change in operating assets and liabilities:
Decrease in receivable for investment securities sold	626,821
Decrease in interest receivable	191,769
Increase in dividend receivable	(722)
Increase in reimbursement due from manager	(13,570)
Decrease in prepaid expenses	13,895
Increase in other assets	(2,037)
Decrease in payable for investment securities purchased	(5,773,040)
Decrease in payable for investment management fees	(57,569)
Increase in payable for shareholder service and distribution fees	546
Decrease in accrued trustee fees	(285)
Increase in other accrued expenses	140
Decrease in unfunded loan commitments	(92,429)
Net cash provided by operating activities	22,805,792

Cash Provided By (Used For) Financing Activities:
Total distributions paid to common shareholders (net of reinvestments)	(2,443,373)
Proceeds from capital shares sold	1,933,574
Payment on capital shares repurchased	(8,002,603)
Proceeds from notes payable	22,900,000
Repayment of notes payable	(37,200,000)
Net cash used for financing activities	(22,812,402)

Cash:
Net decrease in cash	(6,610)
Cash at beginning of year or period	18,210
Cash at end of year or period	$11,600

Non-Cash Financing Activities:
Reinvestment of distributions	$1,469,452
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year or period for interest expense	$812,905

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility) (2)(3)	Expenses (with interest and other fees related to revolving credit facility) (2)(3)	Net investment income (loss) (2)(3)	Expenses (before interest and other fees related to revolving credit facility (2)	Expenses (with interest and other fees related to revolving credit facility) (2)	Net investment income (loss) (2)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)

Class A
08-31-25+	9.60	0.35	•	(0.03)	0.32	(0.40)	—	—	(0.40)	9.52	3.38	1.54	3.25	7.36	1.81	3.52	1.80
02-28-25	9.65	0.79	•	0.01	0.80	(0.85)	—	—	(0.85)	9.60	8.56	1.44	2.99	8.18	1.75	3.30	7.88
02-29-24	9.57	0.83	•	0.05	0.88	(0.80)	—	—	(0.80)	9.65	9.60	1.38	2.50	8.59	1.68	2.80	8.28
02-28-23	10.79	0.67	•	(1.22)	(0.55)	(0.67)	—	—	(0.67)	9.57	(5.01)	1.51	2.54	6.71	1.81	2.84	6.41
02-28-22	10.91	0.44	•	(0.13)	0.31	(0.43)	—	—	(0.43)	10.79	2.92	1.55	2.01	4.02	1.70	2.16	3.87
02-28-21	11.51	0.40	•	(0.60)	(0.20)	(0.40)	—	—	(0.40)	10.91	(1.39)	1.66	2.20	3.91	1.83	2.37	3.74
02-29-20	12.19	0.64	•	(0.63)	0.01	(0.69)	—	—	(0.69)	11.51	0.06	1.69	2.88	5.36	1.83	3.02	5.22
02-28-19	12.61	0.64		(0.38)	0.26	(0.68)	—	—	(0.68)	12.19	2.14	1.72	3.03	5.21	1.80	3.11	5.14
02-28-18	12.85	0.57	•	(0.17)	0.40	(0.50)	—	(0.14)	(0.64)	12.61	3.22	1.69	2.55	4.50	1.73	2.59	4.46
02-28-17	11.85	0.67		1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56	1.63	2.12	5.34	1.68	2.17	5.28
02-29-16	13.15	0.70		(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)	1.65	2.07	5.48	1.75	2.17	5.38
Class C
08-31-25+	9.57	0.33	•	(0.04)	0.29	(0.37)	—	—	(0.37)	9.49	3.12	2.04	3.75	6.92	2.31	4.02	1.69
02-28-25	9.62	0.76	•	(0.01)	0.75	(0.80)	—	—	(0.80)	9.57	8.03	1.94	3.49	7.68	2.25	3.80	7.38
02-29-24	9.54	0.77	•	0.07	0.84	(0.76)	—	—	(0.76)	9.62	9.09	1.88	3.00	8.05	2.18	3.30	7.75
02-28-23	10.77	0.60	•	(1.21)	(0.61)	(0.62)	—	—	(0.62)	9.54	(5.56)	2.01	3.04	6.03	2.31	3.34	5.73
02-28-22	10.89	0.38	•	(0.12)	0.26	(0.38)	—	—	(0.38)	10.77	2.41	2.05	2.51	3.49	2.20	2.66	3.34
02-28-21	11.48	0.35	•	(0.59)	(0.24)	(0.35)	—	—	(0.35)	10.89	(1.80)	2.16	2.70	3.46	2.33	2.87	3.29
02-29-20	12.16	0.60	•	(0.65)	(0.05)	(0.63)	—	—	(0.63)	11.48	(0.44)	2.19	3.38	5.02	2.33	3.52	4.88
02-28-19	12.59	0.58		(0.39)	0.19	(0.62)	—	—	(0.62)	12.16	1.56	2.22	3.53	4.72	2.30	3.61	4.64
02-28-18	12.82	0.50		(0.15)	0.35	(0.44)	—	(0.14)	(0.58)	12.59	2.79	2.19	3.05	4.00	2.23	3.09	3.96
02-28-17	11.83	0.61		1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93	2.13	2.62	4.84	2.18	2.67	4.79
02-29-16	13.13	0.63		(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)	2.15	2.57	4.98	2.25	2.67	4.88
Class I
08-31-25+	9.55	0.36	•	(0.02)	0.34	(0.41)	—	—	(0.41)	9.48	3.61	1.29	3.00	7.62	1.57	3.28	1.86
02-28-25	9.60	0.81	•	0.01	0.82	(0.87)	—	—	(0.87)	9.55	8.84	1.19	2.74	8.44	1.49	3.04	8.13
02-29-24	9.53	0.85	•	0.05	0.90	(0.83)	—	—	(0.83)	9.60	9.81	1.13	2.25	8.84	1.43	2.55	8.53
02-28-23	10.75	0.68	•	(1.21)	(0.53)	(0.69)	—	—	(0.69)	9.53	(4.82)	1.26	2.29	6.89	1.56	2.59	6.59
02-28-22	10.86	0.46	•	(0.11)	0.35	(0.46)	—	—	(0.46)	10.75	3.28	1.30	1.76	4.26	1.45	1.91	4.11
02-28-21	11.46	0.43	•	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.86	(1.14)	1.41	1.95	4.17	1.58	2.12	4.00
02-29-20	12.15	0.68	•	(0.65)	0.03	(0.72)	—	—	(0.72)	11.46	0.22	1.44	2.63	5.73	1.57	2.76	5.60
02-28-19	12.57	0.68		(0.39)	0.29	(0.71)	—	—	(0.71)	12.15	2.41	1.47	2.78	5.47	1.53	2.84	5.42
02-28-18	12.81	0.60	•	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.57	3.49	1.44	2.30	4.74	1.45	2.31	4.73
02-28-17	11.82	0.69		1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79	1.38	1.87	5.57	1.41	1.90	5.55
02-29-16	13.12	0.72		(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)	1.40	1.82	5.71	1.48	1.90	5.63
Class W
08-31-25+	9.60	0.36	•	(0.02)	0.34	(0.41)	—	—	(0.41)	9.53	3.62	1.29	3.00	7.61	1.56	3.27	1.87
02-28-25	9.66	0.82	•	(0.01)	0.81	(0.87)	—	—	(0.87)	9.60	8.72	1.19	2.74	8.43	1.50	3.05	8.13
02-29-24	9.58	0.85	•	0.06	0.91	(0.83)	—	—	(0.83)	9.66	9.87	1.13	2.25	8.85	1.43	2.55	8.54
02-28-23	10.80	0.66	•	(1.18)	(0.52)	(0.70)	—	—	(0.70)	9.58	(4.76)	1.26	2.29	6.57	1.56	2.59	6.26
02-28-22	10.92	0.47	•	(0.13)	0.34	(0.46)	—	—	(0.46)	10.80	3.17	1.30	1.76	4.26	1.45	1.91	4.11
02-28-21	11.52	0.43	•	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.92	(1.13)	1.41	1.95	4.19	1.58	2.12	4.02
02-29-20	12.20	0.68		(0.64)	0.04	(0.72)	—	—	(0.72)	11.52	0.31	1.44	2.63	5.68	1.58	2.77	5.54
02-28-19	12.62	0.67		(0.38)	0.29	(0.71)	—	—	(0.71)	12.20	2.40	1.47	2.78	5.44	1.55	2.86	5.36
02-28-18	12.86	0.60		(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.62	3.47	1.44	2.30	4.76	1.48	2.34	4.72

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility) (2)(3)	Expenses (with interest and other fees related to revolving credit facility) (2)(3)	Net investment income (loss) (2)(3)	Expenses (before interest and other fees related to revolving credit facility (2)	Expenses (with interest and other fees related to revolving credit facility) (2)	Net investment income (loss) (2)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)

Class W (continued)
02-28-17	11.86	0.70	•	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83	1.38	1.87	5.59	1.43	1.92	5.54
02-29-16	13.16	0.73		(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)	1.40	1.82	5.73	1.50	1.92	5.63

(1)	Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.
(2)	Annualized for periods less than one year.
(3)	The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Net assets, end of year or period	Portfolio Turnover	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000’s)	(%)	($000’s)	($)	($000’s)	($000’s)

Class A
08-31-25+	87,661	22	22,259	5,440	28,308	9,205
02-28-25	91,068	81	36,559	3,840	25,775	9,490
02-29-24	100,272	66	21,100	6,460	18,760	10,389
02-28-23	106,819	68	16,800	8,390	43,588	11,163
02-28-22	127,411	76	56,200	3,780	63,085	11,805
02-28-21	134,440	44	72,900	3,500	69,828	12,327
02-29-20	173,654	45	101,800	3,370	106,324	15,092
02-28-19	122,868	60	118,500	3,650	149,594	10,082
02-28-18	164,285	88	169,300	3,370	173,235	13,026
02-28-17	207,989	69	154,800	4,200	149,897	16,188
02-29-16	196,812	44	160,900	3,970	188,201	16,602
Class C
08-31-25+	2,405	22	22,259	5,440	28,308	253
02-28-25	3,363	81	36,559	3,840	25,775	352
02-29-24	4,666	66	21,100	6,460	18,760	485
02-28-23	6,678	68	16,800	8,390	43,588	700
02-28-22	11,854	76	56,200	3,780	63,085	1,101
02-28-21	27,248	44	72,900	3,500	69,828	2,503
02-29-20	40,876	45	101,800	3,370	106,324	3,560
02-28-19	145,198	60	118,500	3,650	149,594	11,940
02-28-18	175,929	88	169,300	3,370	173,235	13,977
02-28-17	214,361	69	154,800	4,200	149,897	16,715
02-29-16	220,899	44	160,900	3,970	188,201	18,667
Class I
08-31-25+	5,942	22	22,259	5,440	28,308	627
02-28-25	6,600	81	36,559	3,840	25,775	691
02-29-24	7,121	66	21,100	6,460	18,760	742
02-28-23	7,486	68	16,800	8,390	43,588	786
02-28-22	9,671	76	56,200	3,780	63,085	900
02-28-21	11,783	44	72,900	3,500	69,828	1,085
02-29-20	13,974	45	101,800	3,370	106,324	1,219
02-28-19	29,733	60	118,500	3,650	149,594	2,448
02-28-18	34,324	88	169,300	3,370	173,235	2,730
02-28-17	46,319	69	154,800	4,200	149,897	3,615
02-29-16	33,210	44	160,900	3,970	188,201	2,809
Class W
08-31-25+	2,759	22	22,259	5,440	28,308	289
02-28-25	2,888	81	36,559	3,840	25,775	301
02-29-24	3,093	66	21,100	6,460	18,760	320
02-28-23	3,097	68	16,800	8,390	43,588	323
02-28-22	7,220	76	56,200	3,780	63,085	669
02-28-21	8,850	44	72,900	3,500	69,828	811
02-29-20	13,215	45	101,800	3,370	106,324	1,148
02-28-19	16,250	60	118,500	3,650	149,594	1,332
02-28-18	27,431	88	169,300	3,370	173,235	2,173
02-28-17	27,161	69	154,800	4,200	149,897	2,113
02-29-16	26,306	44	160,900	3,970	188,201	2,218

(1)	Based on the active days of borrowing

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

+	Unaudited.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Credit Income Fund (the “Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, diversified, closed-end, management investment company. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Effective June 30, 2020, Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge (“EWC”) of 1.00% if repurchased by the Fund within one year of purchase. Prior to June 30, 2020, Class A shares purchased in excess of $500,000 were not subject to a sales charge but were subject to an EWC of 1.00% if repurchased by the Fund within six months of purchase. Class C shares are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase.

Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares of the same Fund, after a holding period of 8 years from date of purchase.

To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund’s Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”),

a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported as interest income on the Statement of Operations.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the respective Portfolio of Investments.

The Fund did not enter into any forward foreign currency contracts for the period ended August 31, 2025.

E. When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G. Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.   Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended August 31, 2025, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $28,844,297 and $54,029,758, respectively. At August 31, 2025, the Fund held senior loans valued at $63,103,722 representing 50.66% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund’s Managed Assets. For purposes of the Management Agreement, managed assets (“Managed Assets”) are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily Managed Assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby Voya Investments Distributor, LLC (the “Distributor”), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the EWC paid by the shareholders upon certain redemptions/repurchases for Class A shares and Class C shares. For the period ended August 31, 2025, the Distributor retained the following amounts:

Class A
Initial Sales Charges:	$86
EWC's:	$—

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund's Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets

Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets

Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets

Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

Pursuant to a side letter agreement through July 1, 2026, the Investment Adviser has further lowered the expense limits to the following. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A — 0.80% of Managed Assets plus 0.45% of average daily net assets

Class C — 0.80% of Managed Assets plus 0.95% of average daily net assets

Class I — 0.80% of Managed Assets plus 0.20% of average daily net assets

Class W — 0.80% of Managed Assets plus 0.20% of average daily net assets

Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2025, there are no amounts of waived and/ or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through July 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — COMMITMENTS

Effective June 28, 2025, the Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $40 million maturing June 27, 2026. Borrowing rates under this agreement are based on a fixed spread over SOFR, and a commitment fee is charged on the unused portion. Prior to June 28, 2025, the predecessor credit agreement was for $40 million maturing June 27, 2025. There was $22.3 million of borrowings outstanding at August 31, 2025. The weighted average interest rate on outstanding borrowings at August 31, 2025 was 5.14%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 17.53% of total assets as of August 31, 2025. Prepaid arrangement fees are amortized over the term of the agreement and are included in other assets of the statement of assets and liabilities. Average borrowings for

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

the period ended August 31, 2025 were $28,307,527 and the average annualized interest rate was 6.02%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2025, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Unfunded
Loan
Loan	Commitment
Chrysaor Bidco S.A R.L. Delayed Draw Term Loan (Usd)	$10,329
Clydesdale Acquisition Holdings Inc. Delayed Draw Term Loan	2,500
First Eagle Holdings Inc.-f/k/a Arnhold and S. Bleicroeder Holdings Inc. Delayed Draw Term Loan	110,104
Hanger Inc. Delayed Draw Term Loan	35,390
Raven Acquisition Holdings, LLC 2024 Delayed Draw Term Loan Commitment	28,050
$186,373

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

During the period ended August 31, 2025, Credit Income incurred $20,000 of proxy and solicitation costs.

NOTE 10 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2025, the Fund held no subordinated loans or unsecured loans.

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Class A
8/31/2025	214,578	—	136,940	(636,768)	—	(285,250)	2,033,187	—	1,298,319	(6,025,166)	—	(2,693,660)
2/28/2025	391,724	—	301,145	(1,591,632)	—	(898,763)	3,781,139	—	2,907,223	(15,380,241)	—	(8,691,879)
Class C
8/31/2025	3,270	—	4,547	(106,106)	—	(98,289)	30,879	—	42,955	(1,002,055)	—	(928,221)
2/28/2025	10,468	—	13,760	(157,505)	—	(133,277)	100,869	—	132,431	(1,515,782)	—	(1,282,482)
Class I
8/31/2025	8,235	—	9,967	(82,411)	—	(64,209)	77,761	—	93,998	(776,224)	—	(604,465)
2/28/2025	51,906	—	28,212	(130,349)	—	(50,231)	498,230	—	271,034	(1,254,057)	—	(484,793)
Class W
8/31/2025	6,085	—	3,601	(20,954)	—	(11,268)	57,741	—	34,180	(199,158)	—	(107,237)
2/28/2025	15,161	—	7,043	(41,719)	—	(19,515)	146,509	—	68,057	(403,913)	—	(189,347)

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs).

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
February 28,	February 29,
2025	2024
Ordinary	Ordinary
Income	Income
$9,652,120	$10,037,609

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of February 28, 2025, were:

Undistributed	Unrealized				Total
Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$1,413,771	$(87,314)	$(13,764,937)	Short-term	$(451,352)	$(122,060,742)
		(109,170,910)	Long-term
$(122,935,847)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic

NOTE 15 — SUBSEQUENT EVENTS

280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

Dividends Declared: Subsequent to August 31, 2025, the Fund declared the following dividends from net investment income:

	Per Share	Declaration	Record	Payable
Class	Amount	Date	Date	Date
A	$0.06816	Daily	Daily	October 1, 2025
C	$0.06401	Daily	Daily	October 1, 2025
I	$0.06975	Daily	Daily	October 1, 2025
W	$0.07016	Daily	Daily	October 1, 2025

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: 63.9%
	Auto Components: 0.4%
223,638	Holley Purchaser, Inc., Initial Term Loan, 8.221%, (TSFR1M+3.850%), 11/17/2028	$218,420	0.2
224,930	RC Buyer Inc., First Lien Initial Term Loan, 7.930%, (TSFR1M+3.614%), 07/28/2028	222,493	0.2
		440,913	0.4

	Basic Materials: 1.7%
243,775	A-Ap Buyer, Inc., Initial Term Loan, 7.066%, (TSFR1M+2.750%), 09/09/2031	245,146	0.3
180,371	Ineos Quattro Holdings UK Limited, 2031 Tranche B Dollar Term Loan, 8.566%, (TSFR1M+4.250%), 10/07/2031	156,021	0.2
289,275	Paint Intermediate III LLC, Paint Intermediate/ Wesco Group Cov-Lite Tlb, 7.242%, (TSFR3M+3.000%), 10/09/2031	289,938	0.3
395,000 (1)	Qnity Electronics, Inc., Term Loan B, 11/01/2032	394,506	0.4
329,191	Sparta US HoldCo LLC, Initial Term Loan, 7.351%, (TSFR1M+3.000%), 08/02/2030	324,253	0.3
221,005 (1)	USALCO LLC, 2025 Initial Term Loan, 09/30/2031	221,143	0.2
22,885 (1)	USALCO LLC, Delayed Draw Term Commitment, 09/30/2031	22,899	0.0
		1,653,906	1.7

	Building & Development: 0.2%
223,347	Cornerstone Building Brands Inc., New Term Loan B, 7.713%, (TSFR1M+3.350%), 04/12/2028	212,110	0.2

	Business Equipment & Services: 0.4%
427,902	Ensono LP, First Lien Initial Term Loan, 8.471%, (TSFR1M+4.114%), 05/26/2028	429,863	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Communications: 3.5%
407,761	Arches Buyer Inc., Refinancing Term Loan, 7.666%, (TSFR1M+3.350%), 12/06/2027	$408,812	0.4
312,975	Cengage Learning Inc., 2024 Refinancing Term Loans, 7.823%, (TSFR1M+3.500%), 03/22/2031	313,909	0.3
275,000	CNT Holdings I Corp, 2025 Replacement Term Loans, 6.558%, (TSFR3M+2.250%), 11/08/2032	275,192	0.3
301,950	Crown Subsea Communications Holding Inc., 2025 Term Loan, 7.818%, (TSFR3M+3.500%), 01/30/2031	304,718	0.3
355,000	Dotdash Meredith, Inc., Term B-2 Loan, 7.854%, (TSFR1M+3.500%), 06/04/2032	356,331	0.4
149,250	GoodRX Inc., 2024 Term Loan, 8.066%, (TSFR1M+3.750%), 07/10/2029	150,626	0.1
50,000	Level 3 Financing Inc., Term B-3 Loans, 8.566%, (TSFR1M+4.250%), 03/27/2032	50,294	0.0
277,905	Magnite Inc., Amendment 2 Initial Term Loan, 7.356%, (TSFR1M+3.000%), 02/06/2031	278,600	0.3
289,943	McGraw-Hill Education Inc., Term Loan B, 7.566%, (TSFR1M+3.250%), 08/06/2031	291,367	0.3
296,732	MH Sub I LLC, 2023 May New Term Loans, 8.566%, (TSFR1M+4.250%), 05/03/2028	276,393	0.3
445,162	Proofpoint Inc., 2024 Refinancing Term Loan, 7.316%, (TSFR1M+3.000%), 08/31/2028	447,806	0.5
327,973	TripAdvisor Inc., Initial Term B Loan, 7.066%, (TSFR1M+2.750%), 07/08/2031	327,973	0.3
		3,482,021	3.5

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Cyclical: 8.9%
380,446	Alterra Mountain Company, Term Loan B-8, 6.853%, (TSFR1M+2.500%), 05/03/2030	$381,397	0.4
70,453	American Airlines Inc., Repriced Term Loan, 6.575%, (TSFR3M+2.250%), 04/20/2028	70,372	0.1
334,219	American Greetings Corporation, Tranche C Term Loan, 10.066%, (TSFR1M+5.750%), 10/30/2029	335,994	0.3
264,530	Aramark Services Inc., Us Term B-8 Loan, 6.316%, (TSFR1M+2.117%), 06/22/2030	265,192	0.3
313,593	Cinemark USA Inc., Term Loan, 6.546%, (TSFR3M+2.250%), 05/24/2030	314,475	0.3
146,996	City Football Group Limited, Term Loan, 7.930%, (TSFR1M+3.615%), 07/21/2030	147,547	0.2
430,000	Clarios Global LP, Amendment No 6 Dollar Term Loan, 7.066%, (TSFR1M+2.750%), 01/28/2032	430,403	0.4
367,651	Crown Finance US Inc., Term Loan B, 8.854%, (TSFR1M+4.500%), 12/02/2031	367,651	0.4
130,650	Dealer Tire LLC, Term Loan B5, 7.316%, (TSFR1M+3.000%), 07/02/2031	130,650	0.1
724,138	Flynn Restaurant Group LP, Series 2025 Term Loans, 8.066%, (TSFR1M+3.750%), 01/28/2032	726,672	0.7
99,750	Gategroup Finance, Senior Facility B (USD) Loan, 8.556%, (TSFR3M+4.250%), 05/28/2032	99,750	0.1
302,720	Golden State Foods LLC, Initial Term Loans, 8.476%, (TSFR1M+4.250%), 12/04/2031	304,839	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Cyclical: (continued)
468,957	Great Outdoors Group LLC, Term B-3 Loan, 7.566%, (TSFR1M+3.250%), 01/23/2032	$471,009	0.5
219,450	Hanesbrands Inc., Term Loan B, 7.066%, (TSFR1M+2.750%), 03/07/2032	220,547	0.2
269,004	Harbor Freight Tools USA Inc., Initial Term Loan, 6.566%, (TSFR1M+2.250%), 06/11/2031	266,276	0.3
179,100	Highline AfterMarket Acquisition LLC, 2025-1 Term Loan, 7.699%, (TSFR3M+3.500%), 02/13/2030	180,331	0.2
278,600	Hunter Douglas Holding BV, Tranche B-1 Term Loan, 7.546%, (TSFR3M+3.250%), 01/20/2032	279,079	0.3
270,000	LBM Acquisition LLC, Amendment No 4 Incremental Term loan, 9.360%, (TSFR1M+5.000%), 06/06/2031	268,178	0.3
332,488	Lc Ahab Us Bidco LLC, Initial Term Loan, 7.316%, (TSFR1M+3.000%), 05/01/2031	333,527	0.3
204,925	LS Group OPCO Acquisition LLC, Term Loan B, 6.699%, (TSFR3M+2.500%), 04/23/2031	205,053	0.2
100,000	MillerKnoll Inc. f/k/a/ Herman Miller Inc., 2025 Term B Loan, 6.566%, (TSFR1M+2.250%), 07/23/2032	100,104	0.1
268,650	Peer Holding III BV, Term Loan B5b, 6.796%, (TSFR3M+2.500%), 07/01/2031	269,532	0.3
327,500	Scientific Games Holdings LP, 2024 Refi Dollar Term Loan, 7.286%, (TSFR3M+3.000%), 04/04/2029	324,225	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Cyclical: (continued)
284,375	Showtime Acquisition LLC, Initial Term Loan, 8.945%, (TSFR3M+4.750%), 08/13/2031	$285,086	0.3
370,000 (1)	Skechers USA, 2025 1st Lien TLB (USD), 06/25/2032	372,775	0.4
153,355	TGP Holdings III LLC, First Lien Closing Date Term Loan, 7.666%, (TSFR1M+3.350%), 06/29/2028	139,936	0.1
585,000 (1)	The Boots Group, 2025 1St Lien Tlb (Usd), 07/22/2032	586,828	0.6
297,139	Weber Stephen Products LLC, Initial Term B Loan, 7.680%, (TSFR1M+3.364%), 10/30/2027	296,842	0.3
635,993	White Cap Supply Holdings LLC(f/k/a White Cap Buyer LLC), Tranche C Term Loan, 7.566%, (TSFR1M+3.250%), 10/19/2029	636,968	0.6
		8,811,238	8.9
	Consumer, Non-cyclical: 12.4%
14,638	ADMI Corp, Amendment No 5 Term Loan, 8.180%, (TSFR1M+3.864%), 12/23/2027	13,333	0.0
370,000 (1)	AlixPartners LLP, 2025 Refinanced Dollar Term Loan, 07/29/2032	369,017	0.4
370,000 (1)	Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, 08/06/2032	371,619	0.4
315,000 (1)	Amneal Pharmaceuticals LLC, Amendment No.1 Term Loan, 07/30/2032	315,000	0.3
296,008	Auris Luxembourg III SARL, (USD) Term Loan B8, 7.810%, (TSFR3M+3.500%), 02/28/2029	296,933	0.3
370,000	Bausch & Lomb Corporation, Third Amendment Term Loans, 8.566%, (TSFR1M+4.250%), 01/15/2031	371,156	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
343,371	Belfor Holdings Inc., Tranche B-5 Term Loan, 7.066%, (TSFR1M+2.750%), 11/01/2030	$344,658	0.4
222,724	Bella Holding Company LLC, Term Loan, 7.316%, (TSFR1M+3.000%), 05/10/2028	223,397	0.2
60,000 (1)	Belron Finance 2019 LLC, 2031 Dollar Term Loan, 10/16/2031	60,375	0.1
270,000 (1)	BIFM US Finance LLC, 2024 Term B Loans, 05/31/2028	271,350	0.3
310,000	Camelot US Acquisition I Co, Amendment No. 7 Incremental Term Loan, 7.566%, (TSFR1M+3.250%), 01/31/2031	311,098	0.3
361,345 (1)	CHG Healthcare Services Inc., Amendment No. 7 Refinancing Term Loan, 09/29/2028	362,211	0.4
601,903	Cotiviti Inc., Initial Floating Rate Term Loans, 7.104%, (TSFR1M+2.750%), 08/27/2025	601,527	0.6
282,155	Fiesta Purchaser, Inc., Second Refinancing Term Loan, 7.066%, (TSFR1M+2.750%), 02/12/2031	282,420	0.3
215,000 (1)	Froneri International Limited, Term Loan, 07/16/2032	213,641	0.2
343,905 (1)	Fugue Finance B.V., Fourteenth Amendment Dollar Term Loan, 01/09/2032	345,624	0.4
332,911	Global Medical Response Inc., 2024 Extended Term Loan, 8.946%, (TSFR3M+4.750%), 10/02/2028	333,372	0.3
41,619 (2)	Hanger Inc., Delayed Draw Term Loan, 7.816%, (TSFR1M+3.500%), 10/23/2031	41,786	0.0
322,557	Hanger Inc., Initial Term Loan, 7.816%, (TSFR1M+3.500%), 10/23/2031	323,847	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
365,375	HomeServe USA Holding Corp., Amendment No.1 Refinancing Term Loan, 6.340%, (TSFR1M+2.000%), 10/21/2030	$365,318	0.4
296,495	IVC Acquisition Ltd, Incremental Term Loan B12, 8.046%, (TSFR3M+3.750%), 12/12/2028	298,781	0.3
311,771 (1)	Kuehg Corp., Term Loan, 06/12/2030	312,501	0.3
446,203	Latham Pool Products Inc., Initial Term Loans, 8.349%, (TSFR3M+4.150%), 02/23/2029	444,809	0.5
243,166	LifePoint Health Inc., Term Loan B2, 7.820%, (TSFR3M+3.500%), 05/19/2031	241,139	0.2
359,100	Neon Maple Purchaser Inc., 1st amend Tranche B-1 TL, 7.066%, (TSFR1M+2.750%), 11/17/2031	359,661	0.4
147,974	Neptune Bidco Us Inc., Term B Loans, 9.429%, (TSFR3M+5.100%), 04/11/2029	144,213	0.1
430,000	Nourish Buyer I, Inc., Initial Term Loan, 8.829%, (TSFR3M+4.500%), 07/08/2032	421,400	0.4
160,000	Priority Holdings LLC, 2025-1 Refinancing Term Loan, 8.066%, (TSFR1M+3.750%), 07/23/2032	160,667	0.2
28,050 (1)(2)	Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan Commitment, 11/19/2031	28,146	0.0
376,165	Raven Acquisition Holdings, LLC, Initial Term Loans, 7.316%, (TSFR1M+3.000%), 11/19/2031	377,458	0.4
193,538	Resonetics LLC, 2025 Specified Refinancing Term Commitment, 7.064%, (TSFR3M+2.750%), 06/18/2031	193,477	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
238,797	RXB Holdings Inc., First Lien Initial Term Loan, 8.930%, (TSFR1M+4.614%), 12/20/2027	$240,290	0.2
210,000	Sazerac Company, Inc., Incremental Term B-1 Loan, 6.860%, (TSFR1M+2.500%), 07/09/2032	211,387	0.2
188,579	Sigma Holdco BV, Facility B12, 8.297%, (SOFRRATE+3.910%), 01/03/2028	184,336	0.2
396,627	Sotera Health Holdings LLC, 2024 Refinancing Term Loans, 7.296%, (TSFR3M+3.000%), 05/30/2031	398,610	0.4
399,000 (1)	Southern Veterinary Partners LLC, 2025 New Term Loan, 12/04/2031	399,249	0.4
280,531	Spring Education Group Inc., Initial Term Loans, 8.296%, (TSFR3M+4.000%), 10/04/2030	282,810	0.3
121,287	The Hertz Corporation, Initial Term B Loan, 8.720%, (TSFR1M+3.250%), 06/30/2028	103,903	0.1
23,713	The Hertz Corporation, Initial Term C Loan, 8.720%, (TSFR1M+3.250%), 06/30/2028	20,314	0.0
11,710	US Fertility Enterprises LLC, Initial Delayed Draw Term Loan, 8.808%, (TSFR3M+4.500%), 10/10/2031	11,739	0.0
256,970	US Fertility Enterprises LLC, Term Loan B, 8.796%, (TSFR3M+4.500%), 10/10/2031	257,612	0.3
100,000 (1)	Valvoline Inc., Term Loan B, 03/19/2032	100,365	0.1
238,800	Viant Medical Holdings Inc., Term Loan B, 8.316%, (TSFR1M+4.000%), 10/29/2031	238,912	0.2
500,000	Vizient Inc., Term B-8 Loan, 6.066%, (TSFR1M+1.750%), 08/01/2031	502,083	0.5

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
270,490	Wand NewCo 3 Inc., Tranche B-2 Term Loan, 6.816%, (TSFR1M+2.500%), 01/30/2031	$270,224	0.3
185,000	WCG Intermediate Corp, Term Loan B, 7.316%, (TSFR1M+3.000%), 02/25/2032	185,058	0.2
		12,206,826	12.4

	Containers & Glass Products: 0.5%
379,831	Clydesdale Acquisition Holdings Inc., Term B Loan, 7.491%, (TSFR1M+3.175%), 04/13/2029	379,910	0.4
118,046	Plaze Inc., 2021-1 Term Loan, 8.180%, (TSFR1M+3.864%), 08/03/2026	107,421	0.1
		487,331	0.5

	Electronics/Electrical: 0.2%
174,018	Chariot Buyer LLC, Initial Term Loan, 7.677%, (TSFR1M+3.250%), 11/03/2028	174,235	0.2

	Energy: 3.1%
306,287	Brazos Delaware II LLC, 2025 Refinancing Term Loan, 7.357%, (TSFR1M+3.000%), 02/11/2030	306,909	0.3
327,580	Emg Utica Midstream Holdings LLC, Initial Term Loan, 8.296%, (TSFR3M+4.000%), 04/01/2030	328,809	0.3
158,242 (1)	Epic Crude Services LP, Amendment No.1 Term Loan B, 10/15/2031	159,181	0.2
319,600	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 8.316%, (TSFR1M+4.000%), 06/04/2029	321,897	0.3
239,400	Hilcorp Energy I LP, Term Loan B, 6.366%, (TSFR1M+2.000%), 02/11/2030	240,148	0.2
150,000	M6 Etx Holdings Ii Midco LLC, Initial Term Loan, 7.316%, (TSFR1M+3.000%), 03/25/2032	151,106	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Energy: (continued)
204,488	MRC Global (US) Inc., Term Loan, 7.796%, (TSFR3M+3.500%), 10/29/2031	$205,510	0.2
169,575	Pasadena Performance Products LLC, Term B Loan, 7.796%, (TSFR3M+3.500%), 02/27/2032	170,211	0.2
298,500	Rockpoint Gas Storage Partners LP, Term Loan B, 7.296%, (TSFR3M+3.000%), 09/18/2031	299,760	0.3
240,000 (1)	Stakeholder Midstream, LLC, Tl, 08/29/2032	239,400	0.2
292,788	WaterBridge Midstream Operating LLC, Term Loan B, 9.314%, (TSFR3M+5.017%), 06/27/2029	293,520	0.3
350,000	Whitewater Matterhorn Holdings, LLC, Initial Term Loan, 6.568%, (TSFR3M+2.250%), 06/16/2032	350,875	0.4
		3,067,326	3.1

	Financial: 9.1%
360,000	Acrisure LLC, 2025 Term Loan B7, 7.606%, (TSFR1M+3.250%), 06/05/2032	360,675	0.4
148,877	Acuren Delaware Holdco Inc. (f/k/a AAL Delaware Holdco Inc.), Amendment No. 1 Term Loan, 7.066%, (TSFR1M+2.750%), 07/30/2031	149,296	0.1
400,000	Alera Group Inc., 2025 Term Loan, 7.566%, (TSFR1M+3.250%), 05/30/2032	402,125	0.4
90,000	Alera Group Inc., Initial Term Loan, 9.816%, (TSFR1M+5.500%), 05/20/2033	93,533	0.1
581,838	Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, 6.823%, (TSFR1M+2.500%), 09/19/2031	581,183	0.6
167,450	Aragorn Parent Corporation, 2025 Replacement Term Loan, 7.816%, (TSFR1M+3.500%), 12/15/2028	168,873	0.2

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Financial: (continued)
405,983	Ardonagh Group FInc.o Pty Ltd, 2025 Facility B Term Loan, 7.046%, (TSFR3M+2.750%), 02/18/2031	$405,475	0.4
148,876	Aretec Group Inc., Term B-3 Loan, 7.816%, (TSFR1M+3.500%), 08/09/2030	149,190	0.1
368,043	Ascensus Group Holdings Inc. (f/k/a Mercury Borrower Inc.), 2024 Term Loan B, 7.316%, (TSFR1M+3.000%), 08/02/2028	368,657	0.4
275,000	Asurion, New B-13 Term Loan, 8.566%, (TSFR1M+4.250%), 09/19/2030	271,906	0.3
390,000	Brookfield Property Reit Inc., 2025 Replacement Term Loan, 7.816%, (TSFR1M+3.500%), 05/28/2030	391,869	0.4
10,329 (2)	Chrysaor Bidco S.A R.L., Delayed Draw Term Loan (Usd), 8.830%, (TSFR1M+3.500%), 10/30/2031	10,394	0.0
138,972	Chrysaor Bidco S.A R.L., Facility B (USD), 7.329%, (TSFR3M+3.000%), 10/30/2031	139,841	0.1
435,000	CPI Holdco B, LLC, Initial Term Loans, 6.316%, (TSFR1M+2.000%), 05/17/2031	434,638	0.4
260,563	Cushman & Amp; Wakefield U.S. Borrower, Llc., 2025-2 Term Loan, 7.066%, (TSFR1M+2.750%), 01/31/2030	262,191	0.3
174,563	Dechra Pharmaceuticals Holdings Limited (f/k/a Freya Bidco Limited), Facility B1 Loan, 7.447%, (TSFR6M+3.250%), 01/27/2032	175,326	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Financial: (continued)
125,000	Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loans, 9.949%, (TSFR3M+5.750%), 10/06/2028	$125,521	0.1
433,571	Edelman Financial Engines Center LLC (The), 2024-2 Refinancing Term Loan, 7.356%, (TSFR1M+3.000%), 04/07/2028	434,926	0.4
252,383	Etna French Bidco SAS, Facility B1 (USD) Loan, 8.786%, (TSFR3M+4.500%), 12/08/2031	250,490	0.3
125,719	Etna French Bidco SAS, Facility B2 USD, 8.786%, (TSFR3M+4.500%), 12/08/2031	124,776	0.1
110,104 (1)(2)	First Eagle Holdings Inc.-f/k/a Arnhold and S. Bleicroeder Holdings Inc., Delayed Draw Term Loan, 06/06/2032	109,044	0.1
644,896	First Eagle Holdings Inc.-f/k/a Arnhold and S. Bleicroeder Holdings Inc., Initial Term Loan, 7.711%, (TSFR3M+3.500%), 06/06/2032	644,856	0.7
149,625	Goosehead Insurance Holdings, LLC, 2025 Term Loan B, 7.357%, (TSFR1M+3.000%), 01/08/2032	149,999	0.1
221,256	Guardian US Holdco LLC, Initial Term Loan, 7.796%, (TSFR3M+3.500%), 01/31/2030	221,717	0.2
214,452	HIG Finance 2 Limited, 2024-2 Refinancing Term Loans, 7.816%, (TSFR1M+3.500%), 04/18/2030	215,306	0.2
350,453	HighTower Holding LLC, Amendment No. 10 Replacement Term Loan, 7.071%, (TSFR3M+2.750%), 02/03/2032	350,453	0.4
120,000	IMC Financing LLC, Term Loan, 7.860%, (TSFR1M+3.500%), 06/18/2032	121,350	0.1

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Financial: (continued)
460,000	Osaic Holdings Inc. (f/k/a Advisor Group Holdings Inc.), Initial Term Loan, 7.316%, (TSFR1M+3.000%), 07/16/2032	$460,328	0.5
155,000 (1)	Osttra Group Ltd., Term Loan (First Lien), 05/20/2032	156,243	0.2
373,125	Starwood Property Mortgage LLC, Term B-5 Loan, 6.316%, (TSFR1M+2.000%), 01/02/2030	371,493	0.4
165,000 (1)	Starwood Property Mortgage LLC, Term Loan B, 08/14/2032	164,639	0.2
410,000	Trucordia Insurance Holdings LLC, Initial Term Loan, 7.606%, (TSFR1M+3.250%), 06/17/2032	410,256	0.4
190,000	Truist Insurance Holdings, LLC, 2024 Term Loan B, 7.046%, (TSFR3M+2.750%), 05/06/2031	190,436	0.2
78,947	Truist Insurance Holdings, LLC, Initial Term Loans (Second Lien), 9.046%, (TSFR3M+4.750%), 05/06/2032	80,822	0.1
		8,947,827	9.1

	Food Products: 0.3%
298,856	BCPE North Star US Holdco 2 Inc., First Lien Initial Term Loan, 8.430%, (TSFR1M+4.114%), 06/09/2028	299,665	0.3

	Health Care: 1.1%
321,204	AthenaHealth Group Inc., Initial Term Loan, 7.066%, (TSFR1M+2.750%), 02/15/2029	321,472	0.3
187,795	Embecta Corp, Initial Term Loan, 7.316%, (TSFR1M+3.000%), 03/30/2029	188,006	0.2
555,000	Opal Us LLC, Facility B2 Loan, 7.435%, (TSFR6M+3.250%), 04/28/2032	558,902	0.6
		1,068,380	1.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Industrial: 9.4%
310,000	Alliance Laundry Systems LLC, Initial Term B Loans, 6.591%, (TSFR1M+2.500%), 08/19/2031	$310,145	0.3
175,107	Anticimex Inc., Facility B6, 7.760%, (SOFRRATE+3.400%), 11/16/2028	175,928	0.2
218,350	Azorra Soar TLB FInance Limited, New Loan, 7.005%, (TSFR1M+2.750%), 10/18/2029	219,169	0.2
210,000	BCP VI Summit Holdings LP, Initial Term Loan, 7.316%, (TSFR1M+3.500%), 01/30/2032	211,575	0.2
398,000 (1)	Chamberlain Group/ Chariot Buyer, 2025 New Term Loan B, 09/08/2032	398,497	0.4
147,423	Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term B Loan, 7.566%, (TSFR1M+3.255%), 04/01/2032	147,434	0.1
2,577 (2)	Clydesdale Acquisition Holdings Inc., Delayed Draw Term Loan, 7.566%, (TSFR1M+3.250%), 04/01/2032	2,577	0.0
353,225	Crown Equipment Corporation, Initial Term B-1, 6.604%, (TSFR1M+2.250%), 10/10/2031	355,157	0.4
450,000 (1)	DG Investment Intermediate Holdings 2 Inc., Term Loan, 07/09/2032	452,062	0.5
195,000	GFL Environmental Services Inc., Initial Term Loan, 6.824%, (TSFR3M+2.500%), 03/03/2032	195,203	0.2
299,250	Goat Holdco LLC, Term B Loans, 7.316%, (TSFR1M+3.000%), 01/27/2032	299,967	0.3
103,694	Ingram Micro Inc., Term Loan B2, 6.560%, (TSFR3M+2.500%), 09/22/2031	104,472	0.1

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Industrial: (continued)
266,295	Kenan Advantage Group Inc. (The), Term Loan B4, 7.566%, (TSFR1M+3.250%), 01/25/2029	$262,300	0.3
159,391	Lsf11 Trinity Bidco, Inc., Term Loan B, 7.323%, (TSFR1M+3.000%), 06/14/2030	159,690	0.2
215,000 (1)	Lsf12 Crown Us Commercial Bidco, LLC, 2025 Refinancing Term Loan, 12/02/2031	216,344	0.2
395,000	Madison Iaq LLC, 2025 Incremental Term Loan, 7.452%, (TSFR6M+3.250%), 05/06/2032	397,469	0.4
143,141	Madison Iaq LLC, Initial Term Loan, 6.702%, (TSFR6M+2.500%), 06/21/2028	143,499	0.1
148,875	Madison Safety & Flow LLC, 2025 Incremental Term B, 7.077%, (TSFR1M+2.750%), 09/26/2031	149,588	0.2
158,400	MI Windows and Doors LLC, 2024 Incremental Term Loans, 7.066%, (TSFR1M+2.750%), 03/28/2031	159,353	0.2
155,000	MV Holding GmbH FKA Igloo Holdings Corp, Senior Facility B (USD) Loan, 6.566%, (TSFR1M+2.250%), 03/17/2032	155,533	0.2
219,450	Novelis Holdings Inc., Initial Term Loan, 6.296%, (TSFR3M+2.000%), 02/20/2032	220,136	0.2
486,473	Pro Mach Group Inc., Amendment No.5 Refinancing Tl, 7.104%, (TSFR1M+2.750%), 08/31/2028	488,551	0.5
408,975	Quikrete Holdings Inc., Tranche B-3 Term Loan, 6.566%, (TSFR1M+2.250%), 02/10/2032	409,287	0.4
230,000	Red SPV LLC, Initial Term Loan, 6.610%, (TSFR1M+2.250%), 03/15/2032	230,575	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Industrial: (continued)
160,000	Savage Enterprises LLC, Term Loan B, 6.851%, (TSFR1M+2.500%), 07/30/2032	$160,467	0.2
407,806	Service Logic Acquisition Inc., Amendment 8 Refinancing Term Loan, 7.316%, (TSFR1M+3.000%), 10/29/2027	408,825	0.4
212,053	SPX Flow, Inc., 2025 Term Loans, 7.066%, (TSFR1M+2.750%), 04/05/2029	213,529	0.2
325,000	Stonepeak Nile Parent LLC, Initial Term Loan, 7.079%, (TSFR3M+2.750%), 04/09/2032	326,341	0.3
370,313	Third Coast Infrastructure LLC, 2025 Refinancing Term Loans, 8.066%, (TSFR1M+3.750%), 09/25/2030	372,164	0.4
297,000	Titan Acquisition Limited, Amendment No. 5 Refinancing Term Loan, 8.796%, (TSFR3M+4.500%), 02/15/2029	298,374	0.3
585,056	TK Elevator Midco Gmbh, (Usd) Term Loan B, 7.197%, (TSFR6M+3.000%), 04/30/2030	587,752	0.6
295,000	Transdigm, Tranche M Term Loans, 6.853%, (TSFR1M+2.500%), 08/14/2032	295,530	0.3
365,000 (1)	TricorBraun Holdings Inc., 03/03/2031	363,677	0.4
25,618	Trident TPI Holdings Inc., Tranche B-7 Term Loan, 8.046%, (TSFR3M+3.750%), 09/15/2028	24,574	0.0
332,488	Wilsonart LLC, Initial Term Loans, 8.546%, (TSFR3M+4.250%), 08/05/2031	327,168	0.3
		9,242,912	9.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Insurance: 0.9%
219,447	Ima Financial Group, Inc., Initial Term Loan, 7.316%, (TSFR1M+3.000%), 11/01/2028	$219,859	0.2
659,382	Sedgwick Claims Management Services Inc., 2024 Term Loan, 7.327%, (TSFR1M+3.000%), 07/31/2031	661,580	0.7
		881,439	0.9

	Lodging & Casinos: 0.4%
384,012	Fertitta Entertainment LLC, Initial B Term Loan, 7.566%, (TSFR1M+3.250%), 01/29/2029	384,324	0.4

	Radio & Television: 0.1%
102,155	DirectV Financing LLC, Closing Date Term Loan, 9.541%, (TSFR3M+5.262%), 08/02/2027	102,423	0.1

	Technology: 10.5%
225,000	Altar Bidco Inc., Second Lien Initial Term Loan, 9.747%, (TSFR12M+5.600%), 02/01/2030	213,750	0.2
120,000	Applied Systems Inc., Initial Term Loan (2024) (Second Lien), 8.796%, (TSFR3M+4.500%), 02/23/2032	123,431	0.1
495,013	Applied Systems Inc., Tranche B-1 Term Loan, 6.446%, (TSFR1M+2.250%), 02/24/2031	495,455	0.5
371,693	Ascend Learning LLC, Amendment No 5 Term Loan, 7.316%, (TSFR1M+3.000%), 12/11/2028	371,964	0.4
255,000	Asurion LLC, Second Lien Term Loan B3, 9.680%, (TSFR1M+5.364%), 01/31/2028	248,466	0.2
269,325	BCPE Pequod Buyer Inc., Initial Term Loan, 7.316%, (TSFR1M+3.000%), 11/25/2031	270,099	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Technology: (continued)
2	Cloud Software Group Inc., Initial Dollar Term B Facility, 7.796%, (TSFR3M+3.500%), 03/30/2029	$2	0.0
399,339	Connectwise, LLC, Initial Term Loan, 8.057%, (TSFR3M+3.762%), 09/29/2028	401,211	0.4
565,000	Disco Parent Inc., Term Loan, 7.484%, (TSFR3M+3.250%), 08/01/2032	569,238	0.6
383,075	Dragon Buyer, Inc., Term Loan, 7.046%, (TSFR3M+2.750%), 09/30/2031	384,128	0.4
279,492	ECI Macola / Max Holding LLC, 2025 Repricing Term Loan, 7.068%, (TSFR3M+2.750%), 05/09/2030	280,656	0.3
417,878	Epicor Software Corporation, Term F Loans, 6.816%, (TSFR1M+2.500%), 05/30/2031	419,242	0.4
565,000 (1)	Finastra Usa, Inc., (Usd) Term Loan, 07/30/2032	561,963	0.6
203,463	Fortress Intermediate 3 Inc., 2025 Tlb, 7.351%, (TSFR1M+3.000%), 06/27/2031	204,480	0.2
198,958	Gainwell Acquisition Corp, Term B Loan, 8.396%, (TSFR3M+4.100%), 10/01/2027	196,223	0.2
577,100	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2025 Dollar Term Loans, 6.816%, (TSFR1M+2.500%), 01/30/2032	577,894	0.6
239,400 (1)	Icon Parent I Inc., 2025 Term Loan, 11/13/2031	239,699	0.2
150,000	Kaseya Inc., Initial Term Loan, 9.316%, (TSFR1M+5.000%), 03/05/2033	150,469	0.2
274,313	Kaseya Inc., Term Loan, 7.577%, (TSFR1M+3.250%), 03/20/2032	275,198	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Technology: (continued)
379,050	Leia FInc.o US LLC, Initial Term Loan, 7.570%, (TSFR3M+3.250%), 10/09/2031	$380,302	0.4
377,874 (1)	PointClickCare Technologies, 2025 Term Loans, 11/03/2031	378,110	0.4
503,402	Project Boost Purchaser LLC, 1L Intial Term Loan, 7.068%, (TSFR3M+2.750%), 07/16/2031	503,402	0.5
227,706 (1)	Project Ruby Ultimate Parent Corp, Incremental Term B-5, 03/10/2028	228,190	0.2
242,816	RealPage Inc., First Lien Initial Term Loan, 7.557%, (TSFR3M+3.262%), 04/24/2028	242,782	0.2
365,000 (1)	Red Planet Borrower LLC, Tlb, 08/07/2032	361,122	0.4
325,879	Rocket Software Inc., Term Loan, 8.106%, (TSFR1M+3.750%), 11/28/2028	326,988	0.3
324,000	Sandisk Corporation, Term B Loan, 7.341%, (TSFR1M+3.000%), 02/23/2032	323,392	0.3
260,995	Skillsoft Finance II Inc., Initial Term Loan, 9.680%, (TSFR1M+5.364%), 07/14/2028	244,071	0.2
353,225	Skopima Consilio Parent LLC (FKA GI Consilio), Amendment No. 5 Term Loans, 8.066%, (TSFR1M+3.750%), 05/12/2028	333,871	0.3
368,064	Sophos Holdings LLC, Dollar Tranche Term Loan, 7.930%, (TSFR1M+3.614%), 03/05/2027	369,214	0.4
276,511	The Knot Worldwide Inc., Amendment No 5 term Loan, 8.066%, (TSFR1M+3.750%), 01/31/2028	277,202	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Technology: (continued)
450,000	World Wide Technology Holding Co LLC, 2025 Refinancing Term Loan, 6.323%, (TSFR1M+2.000%), 03/01/2030	$452,813	0.5
		10,405,027	10.5

	Telecommunications: 0.2%
200,000	Zayo Group Holdings Inc., Initial Dollar Term Loan, 7.430%, (TSFR1M+3.114%), 03/09/2027	193,975	0.2

	Utilities: 0.6%
173,684	AL GCX Fund VIII Holdings LLC, Initial Term Loan B, 6.349%, (TSFR1M+2.000%), 01/30/2032	173,521	0.2
312,638	Lightning Power, LLC, Initial Term B Loan, 6.546%, (TSFR3M+2.250%), 08/18/2031	313,159	0.3
125,000	NRG Energy Inc., Term Loan, 6.105%, (TSFR1M+1.750%), 04/16/2031	125,301	0.1
		611,981	0.6
	Total Senior Loans
	(Cost $62,851,445)	63,103,722	63.9

CORPORATE BONDS/NOTES: 56.4%
	Basic Materials: 4.5%
370,000 (3)	Avient Corp., 6.250%, 11/01/2031	377,138	0.4
330,000 (3)	Capstone Copper Corp., 6.750%, 03/31/2033	339,157	0.3
425,000 (3)	Chemours Co., 5.750%, 11/15/2028	409,654	0.4
390,000 (3)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	370,912	0.4
75,000 (3)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	76,226	0.1
250,000 (3)	Constellium SE, 5.625%, 06/15/2028	248,761	0.2
755,000 (3)	New Gold, Inc., 6.875%, 04/01/2032	787,542	0.8
330,000 (3)	NOVA Chemicals Corp., 7.000%, 12/01/2031	347,381	0.3
475,000 (3)	Novelis Corp., 4.750%, 01/30/2030	457,841	0.5
275,000 (3)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	253,468	0.3
445,000	Olin Corp., 5.625%, 08/01/2029	444,312	0.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
200,000 (3)	SNF Group SACA, 3.375%, 03/15/2030	$184,767	0.2
200,000 (3)	SPCM SA, 3.125%, 03/15/2027	194,368	0.2
		4,491,527	4.5

	Communications: 5.4%
180,000 (3)	Arches Buyer, Inc., 6.125%, 12/01/2028	174,722	0.2
1,000,000 (3)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	961,693	1.0
330,000 (3)	CommScope, Inc., 4.750%, 09/01/2029	326,452	0.3
350,000 (3)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	365,078	0.4
525,000 (3)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	522,779	0.5
375,000 (3)	Gray Media, Inc., 7.250%, 08/15/2033	369,707	0.4
350,000	Lamar Media Corp., 4.000%, 02/15/2030	332,985	0.3
75,000 (3)	Level 3 Financing, Inc., 6.875%, 06/30/2033	75,747	0.1
325,000 (3)	Match Group Holdings II LLC, 5.625%, 02/15/2029	325,528	0.3
345,000 (3)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	329,487	0.3
475,000 (3)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	473,153	0.5
425,000 (3)	Snap, Inc., 6.875%, 03/15/2034	427,173	0.4
345,000 (3)	Stagwell Global LLC, 5.625%, 08/15/2029	333,038	0.4
275,000 (3)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	286,288	0.3
		5,303,830	5.4

	Consumer, Cyclical: 10.8%
100,000 (3)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	93,593	0.1
250,000 (3)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	256,314	0.3
475,000 (3)	Advance Auto Parts, Inc., 7.000%, 08/01/2030	487,743	0.5
375,000 (3)	Allison Transmission, Inc., 5.875%, 06/01/2029	378,162	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
173,750 (3)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	$174,204	0.2
400,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	395,571	0.4
375,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	382,131	0.4
215,000 (3)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	205,167	0.2
250,000 (3)	Caesars Entertainment, Inc., 6.500%, 02/15/2032	256,452	0.3
400,000 (3)	Carnival Corp., 4.000%, 08/01/2028	393,108	0.4
150,000 (3)	CCM Merger, Inc., 6.375%, 05/01/2026	150,237	0.2
300,000 (3)	eG Global Finance PLC, 12.000%, 11/30/2028	331,668	0.3
300,000 (3)	Gap, Inc., 3.625%, 10/01/2029	281,618	0.3
350,000 (3)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	359,272	0.4
330,000 (3)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	336,982	0.3
300,000 (3)	Installed Building Products, Inc., 5.750%, 02/01/2028	300,381	0.3
365,000 (3)	Interface, Inc., 5.500%, 12/01/2028	363,642	0.4
600,000 (3)	International Game Technology PLC, 6.250%, 01/15/2027	606,395	0.6
325,000 (3)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	317,572	0.3
145,000	MGM Resorts International, 6.500%, 04/15/2032	148,897	0.2
340,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	334,679	0.3
330,000 (3)	NCL Corp. Ltd., 6.750%, 02/01/2032	340,540	0.3
300,000 (3)	Newell Brands, Inc., 8.500%, 06/01/2028	317,467	0.3
415,000 (3)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	418,647	0.4
325,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	337,522	0.3
425,000 (3)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	417,472	0.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
275,000 (3)	Station Casinos LLC, 4.500%, 02/15/2028	$271,228	0.3
400,000 (3)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	384,879	0.4
280,000 (3)	Victoria's Secret & Co., 4.625%, 07/15/2029	266,017	0.3
225,000 (3)	Viking Cruises Ltd., 5.875%, 09/15/2027	225,176	0.2
330,000 (3)	William Carter Co., 5.625%, 03/15/2027	330,102	0.3
475,000 (3)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	475,614	0.5
330,000 (3)	ZF North America Capital, Inc., 6.875%, 04/14/2028	334,500	0.3
		10,672,952	10.8

	Consumer, Non-cyclical: 10.5%
335,000 (3)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	333,569	0.3
675,000 (3)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	675,346	0.7
305,000 (3)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/2030	315,493	0.3
245,000 (3)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	233,310	0.2
275,000 (3)	APi Group DE, Inc., 4.750%, 10/15/2029	271,483	0.3
400,000 (3)	Belron UK Finance PLC, 5.750%, 10/15/2029	405,370	0.4
110,000 (3)	Brink's Co., 6.500%, 06/15/2029	113,201	0.1
210,000 (3)	Brink's Co., 6.750%, 06/15/2032	217,711	0.2
175,000 (3)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	157,022	0.2
450,000 (3)	Cimpress PLC, 7.375%, 09/15/2032	452,094	0.5
293,000 (3)	CPI CG, Inc., 10.000%, 07/15/2029	306,945	0.3
410,000 (3)	DaVita, Inc., 4.625%, 06/01/2030	395,024	0.4
330,000 (3)	Embecta Corp., 5.000%, 02/15/2030	309,593	0.3
425,000 (3)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	451,877	0.5
275,000 (3)	Graham Holdings Co., 5.750%, 06/01/2026	273,974	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
220,000 (3)	Insulet Corp., 6.500%, 04/01/2033	$228,270	0.2
400,000 (3)	Jazz Securities DAC, 4.375%, 01/15/2029	391,831	0.4
150,000 (3)	LifePoint Health, Inc., 10.000%, 06/01/2032	154,671	0.1
275,000 (3)	Medline Borrower L.P., 3.875%, 04/01/2029	264,240	0.3
195,000 (3)	Medline Borrower L.P., 5.250%, 10/01/2029	193,234	0.2
400,000 (3)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	343,058	0.3
350,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	352,496	0.4
175,000 (3)	Post Holdings, Inc., 5.500%, 12/15/2029	174,581	0.2
170,000 (3)	Post Holdings, Inc., 6.250%, 10/15/2034	171,432	0.2
95,000 (3)	Post Holdings, Inc., 6.375%, 03/01/2033	96,202	0.1
365,000 (3)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	353,282	0.4
360,000 (3)	Select Medical Corp., 6.250%, 12/01/2032	362,400	0.4
330,000	Service Corp. International, 5.750%, 10/15/2032	333,692	0.3
360,000 (3)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	346,093	0.3
500,000	Tenet Healthcare Corp., 4.625%, 06/15/2028	494,721	0.5
300,000 (3)	United Natural Foods, Inc., 6.750%, 10/15/2028	299,760	0.3
325,000	United Rentals North America, Inc., 5.250%, 01/15/2030	326,189	0.3
270,000 (3)	US Foods, Inc., 5.750%, 04/15/2033	271,557	0.3
330,000 (3)	Williams Scotsman, Inc., 6.625%, 04/15/2030	341,830	0.3
		10,411,551	10.5

	Energy: 7.1%
425,000 (3)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	425,162	0.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
425,000 (3)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	$426,689	0.4
325,000 (3)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	324,455	0.3
315,000 (3)	Baytex Energy Corp., 8.500%, 04/30/2030	321,813	0.3
290,000 (3)	Civitas Resources, Inc., 8.750%, 07/01/2031	298,692	0.3
325,000 (3)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	323,896	0.3
385,000 (3)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	386,816	0.4
445,000 (3)	DT Midstream, Inc., 4.125%, 06/15/2029	432,764	0.5
300,000 (3)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	305,802	0.3
288,000 (3)	Enerflex Ltd., 9.000%, 10/15/2027	296,622	0.3
380,000 (3)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	399,733	0.4
340,000 (3)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	354,790	0.4
350,000 (3)	Kinetik Holdings L.P., 5.875%, 06/15/2030	353,217	0.4
310,000 (3)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	320,845	0.3
325,000 (3)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	334,456	0.4
110,000 (3)	Permian Resources Operating LLC, 6.250%, 02/01/2033	112,120	0.1
300,000 (3)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	299,433	0.3
390,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	380,394	0.4
74,250 (3)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	74,468	0.1
225,000 (3)	Venture Global LNG, Inc., 7.000%, 01/15/2030	232,001	0.2
540,000 (3)	Venture Global LNG, Inc., 8.125%, 06/01/2028	559,887	0.6
		6,964,055	7.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: 6.5%
400,000 (3)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	$392,411	0.4
150,000 (3)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	155,551	0.2
300,000 (3)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	307,043	0.3
225,000 (3)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.375%, 10/01/2032	232,084	0.3
200,000 (3)	Burford Capital Global Finance LLC, 6.250%, 04/15/2028	199,845	0.2
400,000 (3)	Focus Financial Partners LLC, 6.750%, 09/15/2031	413,682	0.4
120,000 (3)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	126,379	0.1
330,000 (3)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	327,074	0.3
330,000 (3)	Iron Mountain, Inc., 5.250%, 07/15/2030	326,788	0.3
420,000 (3)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	413,384	0.4
400,000 (3)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	399,115	0.4
425,000 (3)	Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/2028	424,410	0.4
575,000	Navient Corp., 5.000%, 03/15/2027	571,190	0.6
525,000	OneMain Finance Corp., 3.500%, 01/15/2027	514,124	0.5
320,000 (3)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	330,666	0.3
330,000 (3)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	337,392	0.4
370,000 (3)	PRA Group, Inc., 5.000%, 10/01/2029	347,995	0.4
310,000 (3)	Rocket Cos., Inc., 6.375%, 08/01/2033	322,082	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
300,000 (3)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	$315,937	0.3
		6,457,152	6.5

	Industrial: 7.5%
315,000 (3)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	324,383	0.3
325,000 (3)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	335,633	0.3
220,000 (3)	Amsted Industries, Inc., 6.375%, 03/15/2033	225,507	0.2
335,000 (3)	Arcosa, Inc., 6.875%, 08/15/2032	349,728	0.4
55,000 (3)	Bombardier, Inc., 7.250%, 07/01/2031	58,054	0.1
350,000 (3)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	345,113	0.3
225,000 (3)	Clean Harbors, Inc., 5.125%, 07/15/2029	223,101	0.2
330,000 (3)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	339,331	0.3
327,000 (3)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	327,903	0.3
385,000 (3)	GFL Environmental, Inc., 4.000%, 08/01/2028	375,608	0.4
275,000 (3)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	276,775	0.3
300,000 (3)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	300,740	0.3
390,000 (3)	Imola Merger Corp., 4.750%, 05/15/2029	380,462	0.4
340,000 (3)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	346,373	0.4
330,000 (3)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	340,552	0.3
375,000 (3)	Sealed Air Corp., 4.000%, 12/01/2027	367,390	0.4
420,000 (3)	Sensata Technologies BV, 4.000%, 04/15/2029	402,682	0.4
250,000 (3)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	266,862	0.3
350,000 (3)	Standard Industries, Inc., 4.750%, 01/15/2028	346,959	0.4
220,000 (3)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	231,107	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
300,000 (3)	Terex Corp., 6.250%, 10/15/2032	$303,887	0.3
315,000 (3)	TransDigm, Inc., 6.375%, 05/31/2033	319,974	0.3
330,000 (3)	Waste Pro USA, Inc., 7.000%, 02/01/2033	345,883	0.4
275,000 (3)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	268,687	0.3
		7,402,694	7.5

	Technology: 1.7%
325,000 (3)	Amentum Escrow Corp., 7.250%, 08/01/2032	339,163	0.4
310,000 (3)	Cloud Software Group, Inc., 6.500%, 03/31/2029	313,655	0.3
325,000 (3)	Entegris Escrow Corp., 5.950%, 06/15/2030	329,455	0.3
495,000 (3)	Open Text Holdings, Inc., 4.125%, 02/15/2030	467,701	0.5
195,000 (3)	UKG, Inc., 6.875%, 02/01/2031	201,772	0.2
		1,651,746	1.7

	Utilities: 2.4%
275,000 (3)	Alpha Generation LLC, 6.750%, 10/15/2032	283,723	0.3
645,000 (3)	Calpine Corp., 5.125%, 03/15/2028	644,930	0.7
325,000 (3)	Lightning Power LLC, 7.250%, 08/15/2032	344,980	0.3
175,000 (3)	NRG Energy, Inc., 6.000%, 02/01/2033	177,466	0.2
195,000 (3)	NRG Energy, Inc., 6.250%, 11/01/2034	200,045	0.2
400,000 (3)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	400,412	0.4
305,000 (3)	Vistra Operations Co. LLC, 6.875%, 04/15/2032	320,290	0.3
		2,371,846	2.4
	Total Corporate Bonds/ Notes
	(Cost $54,726,948)	55,727,353	56.4

ASSET-BACKED SECURITIES: 5.2%
	Other Asset-Backed Securities: 5.2%
500,000 (3)(4)	Ares LXXIV CLO Ltd. 2024-74A E, 10.809%, (TSFR3M + 6.000%), 10/15/2036	504,777	0.5
500,000 (3)(4)	Bain Capital Credit Clo Ltd. 2024-5A E, 10.759%, (TSFR3M + 6.150%), 10/21/2037	508,759	0.5

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (3)(4)	Benefit Street Partners CLO XXVII Ltd. 2022-27A ER, 10.475%, (TSFR3M + 6.150%), 10/20/2037	$508,747	0.5
358,629 (3)(4)	Carlyle US CLO Ltd. 2024-3A E, 10.718%, (TSFR3M + 6.400%), 07/25/2036	365,392	0.4
250,000 (3)(4)	Carlyle US CLO Ltd. 2024-7A E, 9.818%, (TSFR3M + 5.500%), 01/15/2037	252,951	0.3
500,000 (3)(4)	Elmwood CLO 33 Ltd. 2024-9RA ER, 10.973%, (TSFR3M + 5.850%), 10/21/2037	503,160	0.5
500,000 (3)(4)	Harmony-Peace Park CLO Ltd. 2024-1A E, 10.248%, (TSFR3M + 5.700%), 10/20/2037	506,227	0.5
450,000 (3)(4)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A DR, 6.968%, (TSFR3M + 2.650%), 10/16/2035	450,944	0.5
250,000 (3)(4)	Octagon 71 Ltd. 2024-1A D1, 7.979%, (TSFR3M + 3.650%), 04/18/2037	251,744	0.2
250,000 (3)(4)	Octagon 71 Ltd. 2024-1A E, 11.079%, (TSFR3M + 6.750%), 04/18/2037	252,492	0.3
250,000 (3)(4)	Sixth Street CLO XXIV Ltd. 2024-24A D, 7.919%, (TSFR3M + 3.600%), 04/23/2037	252,397	0.2
250,000 (3)(4)	Sixth Street CLO XXIV Ltd. 2024-24A E, 10.969%, (TSFR3M + 6.650%), 04/23/2037	254,148	0.3
500,000 (3)(4)	Symphony CLO 44 Ltd. 2024-44A E, 10.470%, (TSFR3M + 6.150%), 07/14/2037	509,872	0.5
		5,121,610	5.2
	Total Asset-Backed Securities
	(Cost $5,054,968)	5,121,610	5.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 0.0%
	Business Equipment & Services: 0.0%
13,045 (5)	Yak Access LLC Series A	131	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Business Equipment & Services: (continued)
1,333 (5)	Yak Access LLC Series B	$13	0.0
		144	0.0

	Communication Services: 0.0%
3,697 (6)	Cumulus Media, Inc. — Class A	618	0.0

	Consumer Discretionary: 0.0%
549,518 (5)	24 Hour Fitness Worldwide, Inc.	3,847	0.0
42,856 (5)	Anchor Hocking Holdings	428	0.0
169 (5)	Travelport Tech Ltd.	56,556	0.0
		60,831	0.0
	Total Common Stock
	(Cost $1,272,557)	61,593	0.0

	Total Long-Term Investments
	(Cost $123,905,918)	124,014,278	125.5

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
547,291 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.180%
	(Cost $547,291)	$547,291	0.6

	Total Short-Term Investments
	(Cost $547,291)	547,291	0.6
	Total Investments in Securities
	(Cost $124,453,209)	$124,561,569	126.1
	Liabilities in Excess of Other Assets	(25,795,261)	(26.1)
	Net Assets	$98,766,308	100.0

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

*	Senior Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-term rates.

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 8 for additional details.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	Variable rate security. Rate shown is the rate in effect as of August 31, 2025.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)	Non-income producing security.

(7)	Rate shown is the 7-day yield as of August 31, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR6M	6-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	August 31, 2025
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services	$—	$—	$144	$144
Communication Services	618	—	—	618
Consumer Discretionary	—	—	60,831	60,831
Total Common Stock	618	—	60,975	61,593
Senior Loans	—	63,103,722	—	63,103,722
Corporate Bonds/Notes	—	55,727,353	—	55,727,353
Asset-Backed Securities	—	5,121,610	—	5,121,610
Short-Term Investments	547,291	—	—	547,291
Total Investments, at fair value	$547,909	$123,952,685	$60,975	$124,561,569

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At August 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $124,453,209.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,604,332
Gross Unrealized Depreciation	(1,495,972)
Net Unrealized Appreciation	$108,360

See Accompanying Notes to Financial Statements

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www. voyainvestments.com and on the SEC’s website at www. sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available on: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

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Investment Adviser	Distributor
Voya Investments, LLC	Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100	7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258	Scottsdale, Arizona 85258

Sub-Adviser	Custodian
Voya Investment Management Co. LLC	The Bank of New York Mellon
230 Park Avenue	225 Liberty Street
New York, New York 10169	New York, New York 10286

Institutional Investors and Analysts	Legal Counsel
Call Voya Credit Income Fund	Ropes & Gray LLP
1-800-336-3436	Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Written Requests

Please mail all account inquires and other comments to:

Voya Credit Income Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	163325 (0825)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Credit Income Fund

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 10, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: November 10, 2025